SEGMENTED INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 62,752	$ 67,826
Interest expense	(7,213)	(7,227)
Funds From Operations From Equity Accounted Investments	3,091	2,641
Realized disposition gains in fair value changes or equity	1,554	621
Realized disposition gains related to prior periods	499	284
Realized disposition gains recorded directly in equity	$ 1,100	258
Number of operating business groups	5
Number of reportable segments	7
Realized Disposition Gain (Loss), in Fair Value Changes	$ (29)	79
Asset management
Disclosure of operating segments [line items]
Revenue	246	271
Funds From Operations From Equity Accounted Investments	277	43
Private Equity
Disclosure of operating segments [line items]
Revenue	37,161	43,099
Funds From Operations From Equity Accounted Investments	600	320
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	3,930	2,823
Intersegment interest income and other revenues	42	30
Interest expense	8	53
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	3,278	2,343
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	614	479
Revenue from construction contracts	$ 610	$ 450